TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
TAXATION
Total	Rp 2,807	$ 180	Rp 1,609
The company
TAXATION
Article 25 - Installment of corporate income tax	190		211
Article 29 - Corporate income tax	575		455
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax	260		24
Article 29 - Corporate income tax	Rp 1,782		Rp 919